Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Profit for the year	$ 17,780	$ 5,028	$ 9,118
Profit for the year from discontinued operationsns	(12,479)	(4,093)	(817)
Adjustments for:
Income tax expense	233	2,713	5,785
Depreciation and amortization	3,764	3,463	1,545
(Gain) / Loss from disposal of farmlands	(906)	(280)	2
(Gain) / Loss from disposal of property, plant and equipment	(4)	35	(2)
Gain on the revaluation of receivables arising from the sale of farmland	(85)	(37)	(33)
(Recovery) Charge for impairment of property, plant and equipment		(12)	26
Dividends income			(72)
Share-based payments	32	84	46
Unrealized gain from derivative financial instruments	111	(10)	(914)
Release of intangible assets due to TGLT agreement		27
Result from business combination	(510)	(8)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(703)	(1,149)	4
Changes in net realizable value of agricultural products after harvest	(303)	74	(208)
Net gain from fair value adjustment of investment properties	(22,629)	(4,900)	(17,529)
Provisions and allowances	937	233	789
Other financial results, net	23,696	4,732	7,595
Share of loss / (profit) of associates and joint ventures	603	(93)	(534)
Reversal of cumulative translation adjustment		(41)	(100)
Gain from disposal of associates	(311)	(1)	(4)
Loss from repurchase of Non-convertible Notes		31	39
Share-based plan granted	1	2
Changes in operating assets and liabilities:
Decrease / (Increase) in biological assets	650	1,085	(408)
(Increase) / Decrease in inventories	(602)	(122)	92
Decrease in trading properties	499	510	189
Increase in trade and other receivables	50	(1,107)	(715)
Net variation in derivative financial instruments	(98)	91	(46)
Increase in trade and other payables	960	660	357
Increase in salaries and social security liabilities	133	102	49
Decrease in provisions and previsions	(206)	(87)	(139)
Net cash generated by continuing operating activities before income tax paid	10,613	6,930	4,115
Net cash generated by discontinued operating activities before income tax paid	4,144	3,280	892
Net cash generated by operating activities before income tax paid	$ 14,757	$ 10,210	$ 5,007